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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                   Greenwich, CT            May 5, 2009
-------------------------------------    ---------------------    --------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.
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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 03/31/2009

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:     $297,724
                                          (thousands)

List of Other Included Managers:

NONE
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                           FORM 13F INFORMATION TABLE


            COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  --------------  ---------  --------  ---------------------  ---------  --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                           VALUE    SHARES /  SH /  PUT /  INVESTMNT    OTHER   -------------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETN    MGRS      SOLE   SHRD  NONE
-----------------------------  --------------  ---------  --------  --------  ----  -----  ---------  --------  -------  ----  ----
INGERSOLL-RAND COMPANY LTD           CL A      G4776G101     15467   1120800  SH           SOLE                 1120800
ABB LTD                         SPONSORED ADR  000375204     11718    840600  SH           SOLE                  840600
BROADRIDGE FINL SOLUTIONS INC        COM       11133T103      3621    194555  SH           SOLE                  194555
BURLINGTON NORTHN SANTA FE
   CORP                              COM       12189T104      9931    165100  SH           SOLE                  165100
CSX CORP                             COM       126408103     13184    510000  SH           SOLE                  510000
CORPORATE EXECUTIVE BRD CO           COM       21988R102      1159     79907  SH           SOLE                   79907
DST SYS INC DEL                      COM       233326107      1001     28900  SH           SOLE                   28900
EATON CORP                           COM       278058102     18975    514790  SH           SOLE                  514790
EMERSON ELEC CO                      COM       291011104     17245    603380  SH           SOLE                  603380
EXPEDITORS INTL WASH INC             COM       302130109      3004    106196  SH           SOLE                  106196
FREEPORT-MCMORAN COPPER &
   GOLD INC                          COM       35671D857     16909    443700  SH           SOLE                  443700

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
GOODRICH CORP                        COM       382388106     17554    463300  SH           SOLE                  463300
JACOBS ENGR GROUP INC DEL            COM       469814107     15843    409800  SH           SOLE                  409800
KINDER MORGAN MANAGEMENT LLC         SHS       49455U100      1618     39684  SH           SOLE                   39684
MONSANTO CO NEW                      COM       61166W101     22512    270900  SH           SOLE                  270900
POSCO                           SPONSORED ADR  693483109     11856    177400  SH           SOLE                  177400
PACCAR INC                           COM       693718108      5402    209700  SH           SOLE                  209700
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR  71654V408     11064    363100  SH           SOLE                  363100
PRECISION CASTPARTS CORP             COM       740189105     26934    449656  SH           SOLE                  449656
SPDR TR                           UNIT SER 1   78462F103     28430    383100  SH           SOLE                  383100
SCHLUMBERGER LTD                     COM       806857108     16874    415400  SH           SOLE                  415400
UNION PAC CORP                       COM       907818108     18886    459400  SH           SOLE                  459400
VISA INC                             COM
                                     CL A      92826C839      8540    153600  SH           SOLE                  153600